Summary of material information on accounting policies (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Other current liabilities, beginning balance	R$ 853,424
Other current liabilities reclassification	(634,501)
Other current liabilities, ending balance	218,923
Other noncurrent liabilities, beginning balance	406,027
Other noncurrent liabilities reclassification	(168,298)
Other noncurrent liabilities, ending balance	237,729
Performance Agreements [Member]
IfrsStatementLineItems [Line Items]
Other current liabilities, beginning balance
Other current liabilities reclassification	634,501
Other current liabilities, ending balance	634,501
Other noncurrent liabilities, beginning balance
Other noncurrent liabilities reclassification	168,298
Other noncurrent liabilities, ending balance	R$ 168,298